Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT CO
Entity Central Index Key	0000351601
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000004265
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class A
Trading Symbol	RCLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 55,245,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$55,245 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

C000004266
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class C
Trading Symbol	RCLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
AssetsNet	$ 55,245,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$55,245 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

C000027580
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R1
Trading Symbol	RCLRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 55,245,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$55,245 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

C000137237
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class R5
Trading Symbol	RCLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 55,245,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$55,245 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

C000004268
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class S
Trading Symbol	RCLSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 55,245,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$55,245 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	75.5%
Domestic Equities	10.5%
Multi-Asset	8.0%
International Equities	4.0%
Alternative	2.0%

C000004260
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class A
Trading Symbol	RMLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 121,355,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,355 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

C000004261
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class C
Trading Symbol	RMLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 121,355,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,355 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

C000027578
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R1
Trading Symbol	RMLRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 121,355,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,355 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

C000137235
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class R5
Trading Symbol	RMLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 121,355,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,355 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

C000004263
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class S
Trading Symbol	RMLSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 121,355,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$121,355 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $- Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
Fixed Income	53.2%
International Equities	24.4%
Domestic Equities	12.4%
Multi-Asset	8.0%
Alternative	2.0%

C000004255
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class A
Trading Symbol	RBLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 612,170,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 262,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$612,170 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $262 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

C000004256
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class C
Trading Symbol	RBLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
AssetsNet	$ 612,170,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 262,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$612,170 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $262 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

C000027576
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R1
Trading Symbol	RBLRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 612,170,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 262,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$612,170 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $262 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

C000137233
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class R5
Trading Symbol	RBLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 612,170,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 262,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$612,170 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $262 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

C000004258
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Class Name	Class S
Trading Symbol	RBLSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 612,170,000
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 262,000
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$612,170 Total Number of Portfolio Holdings 13 Total Advisory Fees Paid (thousands) $262 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	40.8%
Fixed Income	31.9%
Domestic Equities	15.5%
Multi-Asset	7.9%
Alternative	4.0%
Other	(0.1)%

C000004250
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class A
Trading Symbol	RALAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 617,892,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 121,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,892 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $121 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000004251
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class C
Trading Symbol	RALCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$68	1.33%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
AssetsNet	$ 617,892,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 121,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,892 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $121 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000027574
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class R1
Trading Symbol	RALRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 617,892,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 121,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,892 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $121 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000137231
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class R5
Trading Symbol	RALVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 617,892,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 121,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,892 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $121 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000004253
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class S
Trading Symbol	RALSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 617,892,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 121,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,892 Total Number of Portfolio Holdings 12 Total Advisory Fees Paid (thousands) $121 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	46.8%
Domestic Equities	26.4%
Fixed Income	13.9%
Multi-Asset	8.0%
Alternative	5.0%
Other	(0.1)%

C000004273
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class A
Trading Symbol	REAAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 323,438,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 20,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$323,438 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $20 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

C000004274
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class C
Trading Symbol	RELCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$69	1.33%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
AssetsNet	$ 323,438,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 20,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$323,438 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $20 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

C000027582
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class R1
Trading Symbol	RELRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R1	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
AssetsNet	$ 323,438,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 20,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$323,438 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $20 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

C000137239
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class R5
Trading Symbol	RELVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R5	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 323,438,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 20,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$323,438 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $20 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

C000004276
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Class Name	Class S
Trading Symbol	RELSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 323,438,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 20,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$323,438 Total Number of Portfolio Holdings 11 Total Advisory Fees Paid (thousands) $20 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Table Summary
Value	Value
International Equities	49.5%
Domestic Equities	32.5%
Multi-Asset	6.9%
Fixed Income	5.7%
Alternative	5.4%

C000143043
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class A
Trading Symbol	RTDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 282,417,000
Holdings Count | Holding	752
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$282,417 Total Number of Portfolio Holdings 752 Total Advisory Fees Paid (thousands) $411 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

C000143044
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class C
Trading Symbol	RTDCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
AssetsNet	$ 282,417,000
Holdings Count | Holding	752
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$282,417 Total Number of Portfolio Holdings 752 Total Advisory Fees Paid (thousands) $411 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

C000148917
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class M
Trading Symbol	RTDTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 282,417,000
Holdings Count | Holding	752
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$282,417 Total Number of Portfolio Holdings 752 Total Advisory Fees Paid (thousands) $411 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

C000166214
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class R6
Trading Symbol	RTDRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 282,417,000
Holdings Count | Holding	752
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$282,417 Total Number of Portfolio Holdings 752 Total Advisory Fees Paid (thousands) $411 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

C000143046
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class S
Trading Symbol	RTDSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 282,417,000
Holdings Count | Holding	752
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$282,417 Total Number of Portfolio Holdings 752 Total Advisory Fees Paid (thousands) $411 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

C000143047
Shareholder Report [Line Items]
Fund Name	Multifactor U.S. Equity Fund
Class Name	Class Y
Trading Symbol	RTDYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
AssetsNet	$ 282,417,000
Holdings Count | Holding	752
Advisory Fees Paid, Amount	$ 411,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$282,417 Total Number of Portfolio Holdings 752 Total Advisory Fees Paid (thousands) $411 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Short-Term Investments	2.2%
Common Stocks	97.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	40.9%
Financial Services	14.6%
Consumer Discretionary	12.1%
Health Care	9.1%
Producer Durables	7.7%
Energy	4.0%
Utilities	3.6%
Materials and Processing	3.2%
Consumer Staples	2.6%
Other	2.2%

C000066902
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	RSQAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
AssetsNet	$ 149,204,000
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 329,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$149,204 Total Number of Portfolio Holdings 273 Total Advisory Fees Paid (thousands) $329 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	3.3%
Common Stocks	96.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	23.7%
Technology	14.1%
Health Care	12.4%
Consumer Discretionary	9.4%
Utilities	8.3%
Producer Durables	8.2%
Energy	7.8%
Consumer Staples	7.3%
Materials and Processing	5.4%
Other	3.4%

C000066903
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	REQSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$98	1.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.87%
AssetsNet	$ 149,204,000
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 329,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$149,204 Total Number of Portfolio Holdings 273 Total Advisory Fees Paid (thousands) $329 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	3.3%
Common Stocks	96.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	23.7%
Technology	14.1%
Health Care	12.4%
Consumer Discretionary	9.4%
Utilities	8.3%
Producer Durables	8.2%
Energy	7.8%
Consumer Staples	7.3%
Materials and Processing	5.4%
Other	3.4%

C000066904
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class S
Trading Symbol	RLISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 149,204,000
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 329,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$149,204 Total Number of Portfolio Holdings 273 Total Advisory Fees Paid (thousands) $329 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	3.3%
Common Stocks	96.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	23.7%
Technology	14.1%
Health Care	12.4%
Consumer Discretionary	9.4%
Utilities	8.3%
Producer Durables	8.2%
Energy	7.8%
Consumer Staples	7.3%
Materials and Processing	5.4%
Other	3.4%

C000004295
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class Y
Trading Symbol	REAYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 149,204,000
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 329,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$149,204 Total Number of Portfolio Holdings 273 Total Advisory Fees Paid (thousands) $329 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	3.3%
Common Stocks	96.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	23.7%
Technology	14.1%
Health Care	12.4%
Consumer Discretionary	9.4%
Utilities	8.3%
Producer Durables	8.2%
Energy	7.8%
Consumer Staples	7.3%
Materials and Processing	5.4%
Other	3.4%

C000066914
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class A
Trading Symbol	REQAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
AssetsNet	$ 264,994,000
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 456,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$264,994 Total Number of Portfolio Holdings 384 Total Advisory Fees Paid (thousands) $456 Portfolio Turnover Rate85%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.1%
Preferred Stocks	0.4%
Short-Term Investments	4.3%
Common Stocks	94.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	29.8%
Financial Services	16.4%
Health Care	12.3%
Consumer Discretionary	10.0%
Producer Durables	9.9%
Materials and Processing	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Energy	1.7%
Other	5.8%

C000066915
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class C
Trading Symbol	REQCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$99	1.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%
AssetsNet	$ 264,994,000
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 456,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$264,994 Total Number of Portfolio Holdings 384 Total Advisory Fees Paid (thousands) $456 Portfolio Turnover Rate85%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.1%
Preferred Stocks	0.4%
Short-Term Investments	4.3%
Common Stocks	94.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	29.8%
Financial Services	16.4%
Health Care	12.3%
Consumer Discretionary	10.0%
Producer Durables	9.9%
Materials and Processing	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Energy	1.7%
Other	5.8%

C000066916
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class S
Trading Symbol	REQTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 264,994,000
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 456,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$264,994 Total Number of Portfolio Holdings 384 Total Advisory Fees Paid (thousands) $456 Portfolio Turnover Rate85%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.1%
Preferred Stocks	0.4%
Short-Term Investments	4.3%
Common Stocks	94.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	29.8%
Financial Services	16.4%
Health Care	12.3%
Consumer Discretionary	10.0%
Producer Durables	9.9%
Materials and Processing	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Energy	1.7%
Other	5.8%

C000004313
Shareholder Report [Line Items]
Fund Name	Sustainable Equity Fund
Class Name	Class Y
Trading Symbol	REUYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 264,994,000
Holdings Count | Holding	384
Advisory Fees Paid, Amount	$ 456,000
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$264,994 Total Number of Portfolio Holdings 384 Total Advisory Fees Paid (thousands) $456 Portfolio Turnover Rate85%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.1%
Preferred Stocks	0.4%
Short-Term Investments	4.3%
Common Stocks	94.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	29.8%
Financial Services	16.4%
Health Care	12.3%
Consumer Discretionary	10.0%
Producer Durables	9.9%
Materials and Processing	6.3%
Consumer Staples	4.1%
Utilities	3.7%
Energy	1.7%
Other	5.8%

C000115674
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class A
Trading Symbol	RSEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 2,987,503,000
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 6,828,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,987,503 Total Number of Portfolio Holdings 524 Total Advisory Fees Paid (thousands) $6,828 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

C000115675
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class C
Trading Symbol	RSECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$93	1.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%
AssetsNet	$ 2,987,503,000
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 6,828,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,987,503 Total Number of Portfolio Holdings 524 Total Advisory Fees Paid (thousands) $6,828 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

C000178405
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class M
Trading Symbol	RUSTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 2,987,503,000
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 6,828,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,987,503 Total Number of Portfolio Holdings 524 Total Advisory Fees Paid (thousands) $6,828 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

C000115677
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class S
Trading Symbol	RSESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 2,987,503,000
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 6,828,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,987,503 Total Number of Portfolio Holdings 524 Total Advisory Fees Paid (thousands) $6,828 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

C000198621
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Class Name	Class Y
Trading Symbol	RUSPX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 2,987,503,000
Holdings Count | Holding	524
Advisory Fees Paid, Amount	$ 6,828,000
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,987,503 Total Number of Portfolio Holdings 524 Total Advisory Fees Paid (thousands) $6,828 Portfolio Turnover Rate24%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Securities Sold Short	(5.8)%
Short-Term Investments	2.3%
Common Stocks	102.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.5%
Financial Services	14.1%
Consumer Discretionary	13.4%
Health Care	9.9%
Producer Durables	7.9%
Materials and Processing	3.9%
Energy	3.7%
Utilities	3.5%
Consumer Staples	3.2%
Other	(2.1)%

C000066905
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class A
Trading Symbol	RLACX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$72	1.34%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.34%
AssetsNet	$ 955,686,000
Holdings Count | Holding	1,186
Advisory Fees Paid, Amount	$ 2,726,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$955,686 Total Number of Portfolio Holdings 1,186 Total Advisory Fees Paid (thousands) $2,726 Portfolio Turnover Rate55%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

C000066906
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class C
Trading Symbol	RLECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$112	2.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.09%
AssetsNet	$ 955,686,000
Holdings Count | Holding	1,186
Advisory Fees Paid, Amount	$ 2,726,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$955,686 Total Number of Portfolio Holdings 1,186 Total Advisory Fees Paid (thousands) $2,726 Portfolio Turnover Rate55%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

C000178340
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class M
Trading Symbol	RUNTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
AssetsNet	$ 955,686,000
Holdings Count | Holding	1,186
Advisory Fees Paid, Amount	$ 2,726,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$955,686 Total Number of Portfolio Holdings 1,186 Total Advisory Fees Paid (thousands) $2,726 Portfolio Turnover Rate55%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

C000166199
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	RSCRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
AssetsNet	$ 955,686,000
Holdings Count | Holding	1,186
Advisory Fees Paid, Amount	$ 2,726,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$955,686 Total Number of Portfolio Holdings 1,186 Total Advisory Fees Paid (thousands) $2,726 Portfolio Turnover Rate55%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

C000066907
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class S
Trading Symbol	RLESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$57	1.05%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%
AssetsNet	$ 955,686,000
Holdings Count | Holding	1,186
Advisory Fees Paid, Amount	$ 2,726,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$955,686 Total Number of Portfolio Holdings 1,186 Total Advisory Fees Paid (thousands) $2,726 Portfolio Turnover Rate55%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

C000004298
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	REBYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 955,686,000
Holdings Count | Holding	1,186
Advisory Fees Paid, Amount	$ 2,726,000
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$955,686 Total Number of Portfolio Holdings 1,186 Total Advisory Fees Paid (thousands) $2,726 Portfolio Turnover Rate55%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Securities Sold Short	(3.8)%
Short-Term Investments	4.3%
Common Stocks	99.1%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	20.4%
Producer Durables	19.8%
Health Care	15.7%
Technology	14.6%
Consumer Discretionary	9.9%
Materials and Processing	8.8%
Energy	5.2%
Utilities	2.5%
Consumer Staples	2.2%
Other	0.9%

C000148918
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class M
Trading Symbol	RTITX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 182,520,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 410,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$182,520 Total Number of Portfolio Holdings 609 Total Advisory Fees Paid (thousands) $410 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.4%
Short-Term Investments	3.4%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	19.3%
Canada	11.1%
United Kingdom	9.5%
Germany	7.0%
France	6.7%
United States	6.5%
Australia	5.4%
Netherlands	4.6%
Switzerland	3.5%
Sweden	3.3%
Other Common Stocks	17.7%
Other	5.4%

C000166215
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class R6
Trading Symbol	RTIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 182,520,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 410,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$182,520 Total Number of Portfolio Holdings 609 Total Advisory Fees Paid (thousands) $410 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.4%
Short-Term Investments	3.4%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	19.3%
Canada	11.1%
United Kingdom	9.5%
Germany	7.0%
France	6.7%
United States	6.5%
Australia	5.4%
Netherlands	4.6%
Switzerland	3.5%
Sweden	3.3%
Other Common Stocks	17.7%
Other	5.4%

C000143052
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class S
Trading Symbol	RTISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 182,520,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 410,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$182,520 Total Number of Portfolio Holdings 609 Total Advisory Fees Paid (thousands) $410 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.4%
Short-Term Investments	3.4%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	19.3%
Canada	11.1%
United Kingdom	9.5%
Germany	7.0%
France	6.7%
United States	6.5%
Australia	5.4%
Netherlands	4.6%
Switzerland	3.5%
Sweden	3.3%
Other Common Stocks	17.7%
Other	5.4%

C000143048
Shareholder Report [Line Items]
Fund Name	Multifactor International Equity Fund
Class Name	Class Y
Trading Symbol	RTIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 182,520,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 410,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$182,520 Total Number of Portfolio Holdings 609 Total Advisory Fees Paid (thousands) $410 Portfolio Turnover Rate17%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.6%
Preferred Stocks	0.4%
Short-Term Investments	3.4%
Common Stocks	94.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	19.3%
Canada	11.1%
United Kingdom	9.5%
Germany	7.0%
France	6.7%
United States	6.5%
Australia	5.4%
Netherlands	4.6%
Switzerland	3.5%
Sweden	3.3%
Other Common Stocks	17.7%
Other	5.4%

C000066910
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class A
Trading Symbol	RLNAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 1,390,406,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 4,165,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,390,406 Total Number of Portfolio Holdings 593 Total Advisory Fees Paid (thousands) $4,165 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

C000066908
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class C
Trading Symbol	RLNCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$105	2.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.03%
AssetsNet	$ 1,390,406,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 4,165,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,390,406 Total Number of Portfolio Holdings 593 Total Advisory Fees Paid (thousands) $4,165 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

C000178350
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class M
Trading Symbol	RNTTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,390,406,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 4,165,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,390,406 Total Number of Portfolio Holdings 593 Total Advisory Fees Paid (thousands) $4,165 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

C000066909
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class S
Trading Symbol	RINTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,390,406,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 4,165,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,390,406 Total Number of Portfolio Holdings 593 Total Advisory Fees Paid (thousands) $4,165 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

C000004304
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Class Name	Class Y
Trading Symbol	RINYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,390,406,000
Holdings Count | Holding	593
Advisory Fees Paid, Amount	$ 4,165,000
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,390,406 Total Number of Portfolio Holdings 593 Total Advisory Fees Paid (thousands) $4,165 Portfolio Turnover Rate30%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.4%
Preferred Stocks	0.6%
Short-Term Investments	3.9%
Common Stocks	93.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	16.6%
United Kingdom	11.3%
France	8.6%
Germany	7.4%
United States	6.9%
Canada	4.8%
Netherlands	4.2%
Switzerland	3.8%
Italy	3.5%
China	3.3%
Other Common Stocks	22.7%
Other	6.9%

C000042371
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	RGEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
AssetsNet	$ 3,839,291,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 10,424,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$3,839,291 Total Number of Portfolio Holdings 696 Total Advisory Fees Paid (thousands) $10,424 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

C000042372
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	RGECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$101	1.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.97%
AssetsNet	$ 3,839,291,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 10,424,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$3,839,291 Total Number of Portfolio Holdings 696 Total Advisory Fees Paid (thousands) $10,424 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

C000178375
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class M
Trading Symbol	RGDTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 3,839,291,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 10,424,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$3,839,291 Total Number of Portfolio Holdings 696 Total Advisory Fees Paid (thousands) $10,424 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

C000042374
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class S
Trading Symbol	RGESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 3,839,291,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 10,424,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$3,839,291 Total Number of Portfolio Holdings 696 Total Advisory Fees Paid (thousands) $10,424 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

C000066919
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class Y
Trading Symbol	RLGYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 3,839,291,000
Holdings Count | Holding	696
Advisory Fees Paid, Amount	$ 10,424,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$3,839,291 Total Number of Portfolio Holdings 696 Total Advisory Fees Paid (thousands) $10,424 Portfolio Turnover Rate23%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.3%
Preferred Stocks	0.3%
Short-Term Investments	5.1%
Common Stocks	91.3%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	56.4%
United Kingdom	5.6%
Japan	5.3%
France	3.8%
Taiwan	3.0%
Netherlands	2.2%
Germany	2.2%
South Korea	2.0%
China	1.7%
Canada	1.2%
Other Common Stocks	7.9%
Other	8.7%

C000043464
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class A
Trading Symbol	REMAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$75	1.40%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.40%
AssetsNet	$ 1,231,163,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 4,493,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,231,163 Total Number of Portfolio Holdings 563 Total Advisory Fees Paid (thousands) $4,493 Portfolio Turnover Rate38%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

C000004231
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class C
Trading Symbol	REMCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$116	2.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.15%
AssetsNet	$ 1,231,163,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 4,493,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,231,163 Total Number of Portfolio Holdings 563 Total Advisory Fees Paid (thousands) $4,493 Portfolio Turnover Rate38%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

C000178285
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class M
Trading Symbol	RMMTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$57	1.05%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%
AssetsNet	$ 1,231,163,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 4,493,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,231,163 Total Number of Portfolio Holdings 563 Total Advisory Fees Paid (thousands) $4,493 Portfolio Turnover Rate38%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

C000166195
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class R6
Trading Symbol	REGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,231,163,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 4,493,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,231,163 Total Number of Portfolio Holdings 563 Total Advisory Fees Paid (thousands) $4,493 Portfolio Turnover Rate38%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

C000004230
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class S
Trading Symbol	REMSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$62	1.15%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,231,163,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 4,493,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,231,163 Total Number of Portfolio Holdings 563 Total Advisory Fees Paid (thousands) $4,493 Portfolio Turnover Rate38%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

C000066900
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Class Y
Trading Symbol	REMYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$52	0.97%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,231,163,000
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 4,493,000
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,231,163 Total Number of Portfolio Holdings 563 Total Advisory Fees Paid (thousands) $4,493 Portfolio Turnover Rate38%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Preferred Stocks	1.9%
Short-Term Investments	2.8%
Common Stocks	94.5%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
China	21.7%
Taiwan	20.4%
South Korea	19.4%
India	8.7%
Brazil	6.2%
South Africa	2.3%
Thailand	1.8%
Saudi Arabia	1.6%
Mexico	1.6%
Hong Kong	1.3%
Other Common Stocks	9.5%
Other	5.5%

C000089689
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class A
Trading Symbol	RTLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 11,915,606,000
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 34,997,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$11,915,606 Total Number of Portfolio Holdings 445 Total Advisory Fees Paid (thousands) $34,997 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	1.3%
Common Stocks	98.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.2%
Financial Services	13.7%
Consumer Discretionary	13.7%
Health Care	8.7%
Producer Durables	6.9%
Utilities	3.6%
Materials and Processing	3.5%
Energy	3.2%
Consumer Staples	3.1%
Other	1.4%

C000004234
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class C
Trading Symbol	RTLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$96	1.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.90%
AssetsNet	$ 11,915,606,000
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 34,997,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$11,915,606 Total Number of Portfolio Holdings 445 Total Advisory Fees Paid (thousands) $34,997 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	1.3%
Common Stocks	98.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.2%
Financial Services	13.7%
Consumer Discretionary	13.7%
Health Care	8.7%
Producer Durables	6.9%
Utilities	3.6%
Materials and Processing	3.5%
Energy	3.2%
Consumer Staples	3.1%
Other	1.4%

C000178286
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class M
Trading Symbol	RTMTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 11,915,606,000
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 34,997,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$11,915,606 Total Number of Portfolio Holdings 445 Total Advisory Fees Paid (thousands) $34,997 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	1.3%
Common Stocks	98.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.2%
Financial Services	13.7%
Consumer Discretionary	13.7%
Health Care	8.7%
Producer Durables	6.9%
Utilities	3.6%
Materials and Processing	3.5%
Energy	3.2%
Consumer Staples	3.1%
Other	1.4%

C000004233
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Large Cap Fund
Class Name	Class S
Trading Symbol	RETSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 11,915,606,000
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 34,997,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$11,915,606 Total Number of Portfolio Holdings 445 Total Advisory Fees Paid (thousands) $34,997 Portfolio Turnover Rate15%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.1%
Short-Term Investments	1.3%
Common Stocks	98.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	42.2%
Financial Services	13.7%
Consumer Discretionary	13.7%
Health Care	8.7%
Producer Durables	6.9%
Utilities	3.6%
Materials and Processing	3.5%
Energy	3.2%
Consumer Staples	3.1%
Other	1.4%

C000089690
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class A
Trading Symbol	RTSAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$78	1.48%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.48%
AssetsNet	$ 2,070,826,000
Holdings Count | Holding	873
Advisory Fees Paid, Amount	$ 9,023,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,070,826 Total Number of Portfolio Holdings 873 Total Advisory Fees Paid (thousands) $9,023 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	3.4%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.8%
Financial Services	18.8%
Technology	13.2%
Consumer Discretionary	12.3%
Health Care	12.1%
Materials and Processing	10.6%
Energy	4.1%
Consumer Staples	3.7%
Utilities	2.6%
Other	3.8%

C000004237
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class C
Trading Symbol	RTSCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$116	2.20%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.20%
AssetsNet	$ 2,070,826,000
Holdings Count | Holding	873
Advisory Fees Paid, Amount	$ 9,023,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,070,826 Total Number of Portfolio Holdings 873 Total Advisory Fees Paid (thousands) $9,023 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	3.4%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.8%
Financial Services	18.8%
Technology	13.2%
Consumer Discretionary	12.3%
Health Care	12.1%
Materials and Processing	10.6%
Energy	4.1%
Consumer Staples	3.7%
Utilities	2.6%
Other	3.8%

C000178295
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class M
Trading Symbol	RTOUX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 2,070,826,000
Holdings Count | Holding	873
Advisory Fees Paid, Amount	$ 9,023,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,070,826 Total Number of Portfolio Holdings 873 Total Advisory Fees Paid (thousands) $9,023 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	3.4%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.8%
Financial Services	18.8%
Technology	13.2%
Consumer Discretionary	12.3%
Health Care	12.1%
Materials and Processing	10.6%
Energy	4.1%
Consumer Staples	3.7%
Utilities	2.6%
Other	3.8%

C000004236
Shareholder Report [Line Items]
Fund Name	Tax-Managed U.S. Mid & Small Cap Fund
Class Name	Class S
Trading Symbol	RTSSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
AssetsNet	$ 2,070,826,000
Holdings Count | Holding	873
Advisory Fees Paid, Amount	$ 9,023,000
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,070,826 Total Number of Portfolio Holdings 873 Total Advisory Fees Paid (thousands) $9,023 Portfolio Turnover Rate31%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	3.4%
Common Stocks	96.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Producer Durables	18.8%
Financial Services	18.8%
Technology	13.2%
Consumer Discretionary	12.3%
Health Care	12.1%
Materials and Processing	10.6%
Energy	4.1%
Consumer Staples	3.7%
Utilities	2.6%
Other	3.8%

C000152720
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class A
Trading Symbol	RTNAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$67	1.29%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%
AssetsNet	$ 5,678,276,000
Holdings Count | Holding	865
Advisory Fees Paid, Amount	$ 19,829,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$5,678,276 Total Number of Portfolio Holdings 865 Total Advisory Fees Paid (thousands) $19,829 Portfolio Turnover Rate18%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.8%
Short-Term Investments	2.3%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	12.2%
China	9.6%
Taiwan	7.5%
United Kingdom	7.4%
France	6.2%
South Korea	5.7%
United States	5.7%
Germany	5.3%
Canada	3.7%
Brazil	3.4%
Other Common Stocks	28.3%
Other	5.0%

C000152721
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class C
Trading Symbol	RTNCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$106	2.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.04%
AssetsNet	$ 5,678,276,000
Holdings Count | Holding	865
Advisory Fees Paid, Amount	$ 19,829,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$5,678,276 Total Number of Portfolio Holdings 865 Total Advisory Fees Paid (thousands) $19,829 Portfolio Turnover Rate18%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.8%
Short-Term Investments	2.3%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	12.2%
China	9.6%
Taiwan	7.5%
United Kingdom	7.4%
France	6.2%
South Korea	5.7%
United States	5.7%
Germany	5.3%
Canada	3.7%
Brazil	3.4%
Other Common Stocks	28.3%
Other	5.0%

C000178423
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class M
Trading Symbol	RTIUX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 5,678,276,000
Holdings Count | Holding	865
Advisory Fees Paid, Amount	$ 19,829,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$5,678,276 Total Number of Portfolio Holdings 865 Total Advisory Fees Paid (thousands) $19,829 Portfolio Turnover Rate18%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.8%
Short-Term Investments	2.3%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	12.2%
China	9.6%
Taiwan	7.5%
United Kingdom	7.4%
France	6.2%
South Korea	5.7%
United States	5.7%
Germany	5.3%
Canada	3.7%
Brazil	3.4%
Other Common Stocks	28.3%
Other	5.0%

C000152723
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Equity Fund
Class Name	Class S
Trading Symbol	RTNSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$54	1.04%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%
AssetsNet	$ 5,678,276,000
Holdings Count | Holding	865
Advisory Fees Paid, Amount	$ 19,829,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$5,678,276 Total Number of Portfolio Holdings 865 Total Advisory Fees Paid (thousands) $19,829 Portfolio Turnover Rate18%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.9%
Preferred Stocks	0.8%
Short-Term Investments	2.3%
Common Stocks	95.0%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Japan	12.2%
China	9.6%
Taiwan	7.5%
United Kingdom	7.4%
France	6.2%
South Korea	5.7%
United States	5.7%
Germany	5.3%
Canada	3.7%
Brazil	3.4%
Other Common Stocks	28.3%
Other	5.0%

C000210287
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class A
Trading Symbol	RTXAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$72	1.32%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.32%
AssetsNet	$ 1,467,834,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,969,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,467,834 Total Number of Portfolio Holdings 417 Total Advisory Fees Paid (thousands) $4,969 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	1.2%
Short-Term Investments	1.9%
Common Stocks	96.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.8%
Australia	4.7%
Canada	4.5%
France	2.8%
Mexico	2.6%
United Kingdom	1.9%
Brazil	1.8%
Spain	1.8%
China	1.5%
Argentina	1.3%
Other Common Stocks	9.9%
Other	3.4%

C000210288
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class C
Trading Symbol	RTXCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$113	2.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.07%
AssetsNet	$ 1,467,834,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,969,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,467,834 Total Number of Portfolio Holdings 417 Total Advisory Fees Paid (thousands) $4,969 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	1.2%
Short-Term Investments	1.9%
Common Stocks	96.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.8%
Australia	4.7%
Canada	4.5%
France	2.8%
Mexico	2.6%
United Kingdom	1.9%
Brazil	1.8%
Spain	1.8%
China	1.5%
Argentina	1.3%
Other Common Stocks	9.9%
Other	3.4%

C000210291
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class M
Trading Symbol	RTXMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$53	0.97%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
AssetsNet	$ 1,467,834,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,969,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,467,834 Total Number of Portfolio Holdings 417 Total Advisory Fees Paid (thousands) $4,969 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	1.2%
Short-Term Investments	1.9%
Common Stocks	96.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.8%
Australia	4.7%
Canada	4.5%
France	2.8%
Mexico	2.6%
United Kingdom	1.9%
Brazil	1.8%
Spain	1.8%
China	1.5%
Argentina	1.3%
Other Common Stocks	9.9%
Other	3.4%

C000210293
Shareholder Report [Line Items]
Fund Name	Tax-Managed Real Assets Fund
Class Name	Class S
Trading Symbol	RTXSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$59	1.07%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
AssetsNet	$ 1,467,834,000
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 4,969,000
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,467,834 Total Number of Portfolio Holdings 417 Total Advisory Fees Paid (thousands) $4,969 Portfolio Turnover Rate27%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.3%
Preferred Stocks	1.2%
Short-Term Investments	1.9%
Common Stocks	96.6%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	63.8%
Australia	4.7%
Canada	4.5%
France	2.8%
Mexico	2.6%
United Kingdom	1.9%
Brazil	1.8%
Spain	1.8%
China	1.5%
Argentina	1.3%
Other Common Stocks	9.9%
Other	3.4%

C000089840
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class A
Trading Symbol	RGCAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
AssetsNet	$ 971,779,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 1,842,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$971,779 Total Number of Portfolio Holdings 1,599 Total Advisory Fees Paid (thousands) $1,842 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

C000089841
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class C
Trading Symbol	RGCCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$83	1.67%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
AssetsNet	$ 971,779,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 1,842,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$971,779 Total Number of Portfolio Holdings 1,599 Total Advisory Fees Paid (thousands) $1,842 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

C000178390
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class M
Trading Symbol	RGOTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 971,779,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 1,842,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$971,779 Total Number of Portfolio Holdings 1,599 Total Advisory Fees Paid (thousands) $1,842 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

C000089843
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class S
Trading Symbol	RGCSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 971,779,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 1,842,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$971,779 Total Number of Portfolio Holdings 1,599 Total Advisory Fees Paid (thousands) $1,842 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

C000089839
Shareholder Report [Line Items]
Fund Name	Opportunistic Credit Fund
Class Name	Class Y
Trading Symbol	RGCYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 971,779,000
Holdings Count | Holding	1,599
Advisory Fees Paid, Amount	$ 1,842,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$971,779 Total Number of Portfolio Holdings 1,599 Total Advisory Fees Paid (thousands) $1,842 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.0%
Common Stocks	0.6%
Short-Term Investments	10.6%
Long-Term Fixed Income Investments	87.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
International Debt	32.7%
Corporate Bonds and Notes	32.1%
Mortgage-Backed Securities	11.1%
Non-US Bonds	9.8%
Asset-Backed Securities	2.1%
Other	12.2%

C000192625
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class M
Trading Symbol	RMHTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
AssetsNet	$ 504,552,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 374,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$504,552 Total Number of Portfolio Holdings 258 Total Advisory Fees Paid (thousands) $374 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Short-Term Investments	3.1%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	67.3%
United States Government Agencies	15.7%
Municipal Bonds	12.4%
Asset-Backed Securities	0.1%
Other	4.5%

C000192624
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class S
Trading Symbol	RMHSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 504,552,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 374,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$504,552 Total Number of Portfolio Holdings 258 Total Advisory Fees Paid (thousands) $374 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Short-Term Investments	3.1%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	67.3%
United States Government Agencies	15.7%
Municipal Bonds	12.4%
Asset-Backed Securities	0.1%
Other	4.5%

C000192626
Shareholder Report [Line Items]
Fund Name	Long Duration Bond Fund
Class Name	Class Y
Trading Symbol	RMHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 504,552,000
Holdings Count | Holding	258
Advisory Fees Paid, Amount	$ 374,000
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$504,552 Total Number of Portfolio Holdings 258 Total Advisory Fees Paid (thousands) $374 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.4%
Short-Term Investments	3.1%
Long-Term Fixed Income Investments	95.5%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
United States Government Treasuries	67.3%
United States Government Agencies	15.7%
Municipal Bonds	12.4%
Asset-Backed Securities	0.1%
Other	4.5%

C000066911
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class A
Trading Symbol	RFDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 2,160,898,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 3,202,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,160,898 Total Number of Portfolio Holdings 1,014 Total Advisory Fees Paid (thousands) $3,202 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

C000066912
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class C
Trading Symbol	RFCCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$78	1.57%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.57%
AssetsNet	$ 2,160,898,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 3,202,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,160,898 Total Number of Portfolio Holdings 1,014 Total Advisory Fees Paid (thousands) $3,202 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

C000178355
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class M
Trading Symbol	RSYTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 2,160,898,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 3,202,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,160,898 Total Number of Portfolio Holdings 1,014 Total Advisory Fees Paid (thousands) $3,202 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

C000166202
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class R6
Trading Symbol	RSBRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 2,160,898,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 3,202,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,160,898 Total Number of Portfolio Holdings 1,014 Total Advisory Fees Paid (thousands) $3,202 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

C000066913
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class S
Trading Symbol	RFCTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 2,160,898,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 3,202,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,160,898 Total Number of Portfolio Holdings 1,014 Total Advisory Fees Paid (thousands) $3,202 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

C000004307
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Class Name	Class Y
Trading Symbol	RFCYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 2,160,898,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 3,202,000
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,160,898 Total Number of Portfolio Holdings 1,014 Total Advisory Fees Paid (thousands) $3,202 Portfolio Turnover Rate33%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	15.0%
Long-Term Fixed Income Investments	83.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	27.3%
Mortgage-Backed Securities	22.9%
International Debt	11.8%
United States Government Treasuries	10.2%
Asset-Backed Securities	6.1%
Non-US Bonds	5.0%
Other	16.7%

C000089691
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class A
Trading Symbol	RFAAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,015,292,000
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,208,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,015,292 Total Number of Portfolio Holdings 849 Total Advisory Fees Paid (thousands) $1,208 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

C000053055
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class C
Trading Symbol	RFACX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$76	1.54%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.54%
AssetsNet	$ 1,015,292,000
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,208,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,015,292 Total Number of Portfolio Holdings 849 Total Advisory Fees Paid (thousands) $1,208 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

C000178345
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class M
Trading Symbol	RIWTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,015,292,000
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,208,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,015,292 Total Number of Portfolio Holdings 849 Total Advisory Fees Paid (thousands) $1,208 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

C000166200
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class R6
Trading Symbol	RIGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,015,292,000
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,208,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,015,292 Total Number of Portfolio Holdings 849 Total Advisory Fees Paid (thousands) $1,208 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

C000053056
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class S
Trading Symbol	RFATX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,015,292,000
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,208,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,015,292 Total Number of Portfolio Holdings 849 Total Advisory Fees Paid (thousands) $1,208 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

C000004301
Shareholder Report [Line Items]
Fund Name	Investment Grade Bond Fund
Class Name	Class Y
Trading Symbol	RFAYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,015,292,000
Holdings Count | Holding	849
Advisory Fees Paid, Amount	$ 1,208,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$1,015,292 Total Number of Portfolio Holdings 849 Total Advisory Fees Paid (thousands) $1,208 Portfolio Turnover Rate40%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	(0.8)%
Short-Term Investments	8.5%
Long-Term Fixed Income Investments	92.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	29.3%
United States Government Treasuries	23.1%
Mortgage-Backed Securities	21.6%
International Debt	10.6%
Asset-Backed Securities	5.2%
Non-US Bonds	2.4%
Municipal Bonds	0.1%
Other	7.7%

C000043470
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class A
Trading Symbol	RSBTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 390,819,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 607,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$390,819 Total Number of Portfolio Holdings 585 Total Advisory Fees Paid (thousands) $607 Portfolio Turnover Rate92%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

C000004337
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class C
Trading Symbol	RSBCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$76	1.53%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
AssetsNet	$ 390,819,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 607,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$390,819 Total Number of Portfolio Holdings 585 Total Advisory Fees Paid (thousands) $607 Portfolio Turnover Rate92%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

C000178370
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class M
Trading Symbol	RSDTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 390,819,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 607,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$390,819 Total Number of Portfolio Holdings 585 Total Advisory Fees Paid (thousands) $607 Portfolio Turnover Rate92%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

C000166204
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	RDBRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 390,819,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 607,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$390,819 Total Number of Portfolio Holdings 585 Total Advisory Fees Paid (thousands) $607 Portfolio Turnover Rate92%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

C000004336
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class S
Trading Symbol	RFBSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 390,819,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 607,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$390,819 Total Number of Portfolio Holdings 585 Total Advisory Fees Paid (thousands) $607 Portfolio Turnover Rate92%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

C000066918
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSBYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 390,819,000
Holdings Count | Holding	585
Advisory Fees Paid, Amount	$ 607,000
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$390,819 Total Number of Portfolio Holdings 585 Total Advisory Fees Paid (thousands) $607 Portfolio Turnover Rate92%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	92.8%

Long-Term Fixed Income Exposure

(% of Net Assets)

Table Summary
Value	Value
Corporate Bonds and Notes	34.9%
Asset-Backed Securities	17.5%
International Debt	13.9%
Mortgage-Backed Securities	13.7%
United States Government Treasuries	9.8%
United States Government Agencies	2.6%
Municipal Bonds	0.4%
Other	7.2%

C000155368
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class A
Trading Symbol	RTHAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 2,468,452,000
Holdings Count | Holding	3,008
Advisory Fees Paid, Amount	$ 4,194,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,468,452 Total Number of Portfolio Holdings 3,008 Total Advisory Fees Paid (thousands) $4,194 Portfolio Turnover Rate26%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	2.2%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Florida	9.8%
New York	8.5%
Texas	7.3%
Puerto Rico	7.3%
Illinois	6.8%
California	6.4%
Ohio	4.2%
Pennsylvania	4.0%
Wisconsin	3.9%
Colorado	3.9%
Other	37.9%

C000155369
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class C
Trading Symbol	RTHCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$82	1.64%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%
AssetsNet	$ 2,468,452,000
Holdings Count | Holding	3,008
Advisory Fees Paid, Amount	$ 4,194,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,468,452 Total Number of Portfolio Holdings 3,008 Total Advisory Fees Paid (thousands) $4,194 Portfolio Turnover Rate26%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	2.2%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Florida	9.8%
New York	8.5%
Texas	7.3%
Puerto Rico	7.3%
Illinois	6.8%
California	6.4%
Ohio	4.2%
Pennsylvania	4.0%
Wisconsin	3.9%
Colorado	3.9%
Other	37.9%

C000178433
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class M
Trading Symbol	RHYTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,468,452,000
Holdings Count | Holding	3,008
Advisory Fees Paid, Amount	$ 4,194,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,468,452 Total Number of Portfolio Holdings 3,008 Total Advisory Fees Paid (thousands) $4,194 Portfolio Turnover Rate26%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	2.2%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Florida	9.8%
New York	8.5%
Texas	7.3%
Puerto Rico	7.3%
Illinois	6.8%
California	6.4%
Ohio	4.2%
Pennsylvania	4.0%
Wisconsin	3.9%
Colorado	3.9%
Other	37.9%

C000155371
Shareholder Report [Line Items]
Fund Name	Tax-Exempt High Yield Bond Fund
Class Name	Class S
Trading Symbol	RTHSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,468,452,000
Holdings Count | Holding	3,008
Advisory Fees Paid, Amount	$ 4,194,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$2,468,452 Total Number of Portfolio Holdings 3,008 Total Advisory Fees Paid (thousands) $4,194 Portfolio Turnover Rate26%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	1.7%
Short-Term Investments	2.2%
Long-Term Fixed Income Investments	96.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Florida	9.8%
New York	8.5%
Texas	7.3%
Puerto Rico	7.3%
Illinois	6.8%
California	6.4%
Ohio	4.2%
Pennsylvania	4.0%
Wisconsin	3.9%
Colorado	3.9%
Other	37.9%

C000089692
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	RTEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 6,571,927,000
Holdings Count | Holding	3,311
Advisory Fees Paid, Amount	$ 9,476,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$6,571,927 Total Number of Portfolio Holdings 3,311 Total Advisory Fees Paid (thousands) $9,476 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.9%
Long-Term Fixed Income Investments	99.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Texas	10.5%
New York	9.2%
Illinois	9.0%
California	6.9%
Florida	6.3%
Alabama	4.8%
Pennsylvania	3.5%
Georgia	3.4%
Puerto Rico	3.2%
Colorado	2.7%
Other	40.5%

C000004331
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class C
Trading Symbol	RTECX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$75	1.51%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%
AssetsNet	$ 6,571,927,000
Holdings Count | Holding	3,311
Advisory Fees Paid, Amount	$ 9,476,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$6,571,927 Total Number of Portfolio Holdings 3,311 Total Advisory Fees Paid (thousands) $9,476 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.9%
Long-Term Fixed Income Investments	99.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Texas	10.5%
New York	9.2%
Illinois	9.0%
California	6.9%
Florida	6.3%
Alabama	4.8%
Pennsylvania	3.5%
Georgia	3.4%
Puerto Rico	3.2%
Colorado	2.7%
Other	40.5%

C000178365
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class M
Trading Symbol	RBCUX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 6,571,927,000
Holdings Count | Holding	3,311
Advisory Fees Paid, Amount	$ 9,476,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$6,571,927 Total Number of Portfolio Holdings 3,311 Total Advisory Fees Paid (thousands) $9,476 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.9%
Long-Term Fixed Income Investments	99.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Texas	10.5%
New York	9.2%
Illinois	9.0%
California	6.9%
Florida	6.3%
Alabama	4.8%
Pennsylvania	3.5%
Georgia	3.4%
Puerto Rico	3.2%
Colorado	2.7%
Other	40.5%

C000004330
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Bond Fund
Class Name	Class S
Trading Symbol	RLVSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 6,571,927,000
Holdings Count | Holding	3,311
Advisory Fees Paid, Amount	$ 9,476,000
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$6,571,927 Total Number of Portfolio Holdings 3,311 Total Advisory Fees Paid (thousands) $9,476 Portfolio Turnover Rate32%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.9%
Long-Term Fixed Income Investments	99.1%

State Exposure

(% of Net Assets)

Table Summary
Value	Value
Texas	10.5%
New York	9.2%
Illinois	9.0%
California	6.9%
Florida	6.3%
Alabama	4.8%
Pennsylvania	3.5%
Georgia	3.4%
Puerto Rico	3.2%
Colorado	2.7%
Other	40.5%

C000089834
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class A
Trading Symbol	RGIAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$67	1.26%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%
AssetsNet	$ 617,439,000
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,690,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,439 Total Number of Portfolio Holdings 148 Total Advisory Fees Paid (thousands) $1,690 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

C000089835
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class C
Trading Symbol	RGCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$107	2.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.01%
AssetsNet	$ 617,439,000
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,690,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,439 Total Number of Portfolio Holdings 148 Total Advisory Fees Paid (thousands) $1,690 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

C000178385
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class M
Trading Symbol	RGFTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$48	0.91%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%
AssetsNet	$ 617,439,000
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,690,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,439 Total Number of Portfolio Holdings 148 Total Advisory Fees Paid (thousands) $1,690 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

C000089837
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class S
Trading Symbol	RGISX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$54	1.01%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
AssetsNet	$ 617,439,000
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,690,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,439 Total Number of Portfolio Holdings 148 Total Advisory Fees Paid (thousands) $1,690 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

C000089838
Shareholder Report [Line Items]
Fund Name	Global Infrastructure Fund
Class Name	Class Y
Trading Symbol	RGIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 617,439,000
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 1,690,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$617,439 Total Number of Portfolio Holdings 148 Total Advisory Fees Paid (thousands) $1,690 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.8%
Short-Term Investments	4.3%
Common Stocks	94.9%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	45.4%
Australia	6.9%
Canada	6.8%
Mexico	6.1%
France	5.9%
Spain	5.6%
United Kingdom	4.8%
Italy	2.2%
China	1.8%
Germany	1.6%
Other Common Stocks	7.8%
Other	5.1%

C000043465
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RREAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
AssetsNet	$ 413,481,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,415,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$413,481 Total Number of Portfolio Holdings 162 Total Advisory Fees Paid (thousands) $1,415 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

C000004270
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRSCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$109	2.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.09%
AssetsNet	$ 413,481,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,415,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$413,481 Total Number of Portfolio Holdings 162 Total Advisory Fees Paid (thousands) $1,415 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

C000178325
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class M
Trading Symbol	RETTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
AssetsNet	$ 413,481,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,415,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$413,481 Total Number of Portfolio Holdings 162 Total Advisory Fees Paid (thousands) $1,415 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

C000166197
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRSRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class R6	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 413,481,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,415,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$413,481 Total Number of Portfolio Holdings 162 Total Advisory Fees Paid (thousands) $1,415 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

C000004269
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRESX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$57	1.09%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
AssetsNet	$ 413,481,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,415,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$413,481 Total Number of Portfolio Holdings 162 Total Advisory Fees Paid (thousands) $1,415 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

C000066901
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Class Name	Class Y
Trading Symbol	RREYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 413,481,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,415,000
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$413,481 Total Number of Portfolio Holdings 162 Total Advisory Fees Paid (thousands) $1,415 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	0.4%
Short-Term Investments	2.5%
Common Stocks	97.1%

Country Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
United States	61.8%
Japan	8.8%
Australia	5.9%
Singapore	3.6%
Hong Kong	3.4%
United Kingdom	3.1%
France	2.5%
Germany	1.9%
Switzerland	1.4%
Canada	1.3%
Other Common Stocks	3.4%
Other	2.9%

C000152724
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class A
Trading Symbol	RMYAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 296,099,000
Holdings Count | Holding	1,343
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$296,099 Total Number of Portfolio Holdings 1,343 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate50%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

C000152725
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class C
Trading Symbol	RMYCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$91	1.78%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 296,099,000
Holdings Count | Holding	1,343
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$296,099 Total Number of Portfolio Holdings 1,343 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate50%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

C000178428
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class M
Trading Symbol	RGYTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 296,099,000
Holdings Count | Holding	1,343
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$296,099 Total Number of Portfolio Holdings 1,343 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate50%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

C000152727
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class S
Trading Symbol	RMYSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 296,099,000
Holdings Count | Holding	1,343
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$296,099 Total Number of Portfolio Holdings 1,343 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate50%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

C000152728
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Income Fund
Class Name	Class Y
Trading Symbol	RMYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 296,099,000
Holdings Count | Holding	1,343
Advisory Fees Paid, Amount	$ 525,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$296,099 Total Number of Portfolio Holdings 1,343 Total Advisory Fees Paid (thousands) $525 Portfolio Turnover Rate50%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	2.3%
Preferred Stocks	1.5%
Short-Term Investments	6.8%
Long-Term Fixed Income Investments	35.2%
Common Stocks	54.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Financial Services	15.1%
Technology	10.7%
Producer Durables	7.4%
Materials and Processing	5.2%
Consumer Discretionary	5.1%
Health Care	4.4%
Consumer Staples	2.3%
Utilities	2.1%
Energy	1.9%
Other	45.8%

C000174738
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class A
Trading Symbol	RAZAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class A	$60	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
AssetsNet	$ 601,014,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 1,570,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$601,014 Total Number of Portfolio Holdings 1,246 Total Advisory Fees Paid (thousands) $1,570 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

C000174739
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class C
Trading Symbol	RAZCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class C	$98	1.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.91%
AssetsNet	$ 601,014,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 1,570,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$601,014 Total Number of Portfolio Holdings 1,246 Total Advisory Fees Paid (thousands) $1,570 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

C000178443
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class M
Trading Symbol	RMATX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class M	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 601,014,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 1,570,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$601,014 Total Number of Portfolio Holdings 1,246 Total Advisory Fees Paid (thousands) $1,570 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

C000174742
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class S
Trading Symbol	RMGSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class S	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 601,014,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 1,570,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$601,014 Total Number of Portfolio Holdings 1,246 Total Advisory Fees Paid (thousands) $1,570 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%

C000174743
Shareholder Report [Line Items]
Fund Name	Multi-Asset Strategy Fund
Class Name	Class Y
Trading Symbol	RMGYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)
Table Summary
Class Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Class Y	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
AssetsNet	$ 601,014,000
Holdings Count | Holding	1,246
Advisory Fees Paid, Amount	$ 1,570,000
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)$601,014 Total Number of Portfolio Holdings 1,246 Total Advisory Fees Paid (thousands) $1,570 Portfolio Turnover Rate47%
Holdings [Text Block]

Asset Type Exposure

Table Summary
Value	Value
Other	3.0%
Preferred Stocks	0.4%
Short-Term Investments	6.4%
Long-Term Fixed Income Investments	24.2%
Common Stocks	66.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Table Summary
Value	Value
Technology	15.9%
Financial Services	14.9%
Producer Durables	8.5%
Consumer Discretionary	7.5%
Health Care	5.3%
Materials and Processing	5.3%
Utilities	3.4%
Energy	2.8%
Consumer Staples	2.4%
Other	34.0%